Debt (Details) - Schedule of outstanding debt - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Outstanding Debt [Abstract]
Credit Mobilization Facility	$ 20,000	$ 12,000
First Insurance Funding Loan		108
Principal amount of long-term debt	20,000	12,108
Less: deferred financing costs	(39)
Less: current maturities	(16,098)	(12,108)
Long-term debt, net of current maturities	$ 3,863